Taxes (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ (664)	¥ (4,770)	¥ 398,951
Deferred			(2,931,447)
Benefit of income taxes	$ (664)	¥ (4,770)	¥ (2,532,496)